Insurance Program Liabilities - Summary of Activity in All Types of Deductible Insurance Program Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 27, 2015	Jun. 28, 2014	Jun. 29, 2013
Insurance Liabilities [Abstract]
Beginning balance	$ 82.8	$ 78.2	$ 69.5
Charged to costs and expenses	127.6	119.7	123.6
Payments	(126.4)	(115.1)	(114.9)
Ending Balance	$ 84.0	$ 82.8	$ 78.2